Acquisition of Funverse (Details) - USD ($)	Aug. 15, 2024	Jan. 07, 2024	Mar. 31, 2025
Fun Verse [Member]
Acquisition of Funverse [Line Items]
Acquisition equity interest percentage	40.00%	60.00%
Issuance of ordinary shares (in Shares)		1,500,000
Fair value of share consideration (in Dollars)		$ 2,265,000
Shares consideration (in Shares)	1,500,000
FunVerse and Yuder [Member]
Acquisition of Funverse [Line Items]
Acquisition equity interest percentage	40.00%
Shares consideration (in Shares)	1,500,000
Share price (in Dollars per share)	$ 1.51
Minimum [Member]
Acquisition of Funverse [Line Items]
Useful lives			6 months
Maximum [Member]
Acquisition of Funverse [Line Items]
Useful lives			12 months
Mega Matrix Inc. [Member]
Acquisition of Funverse [Line Items]
Equity interest ownership percentage	100.00%